Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 10,998,869
Amortization	127,106	$ 96,994
Balance at the end of the period	9,890,099		$ 10,998,869
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	4,697,862
Balance at the end of the period	4,913,805		4,697,862
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	12,497,005	9,133,373	9,133,373
Additions	516,857		3,661,284
Effects of foreign exchange	(213,753)		(297,652)
Balance at the end of the period	12,800,109		12,497,005
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(7,799,143)	(7,618,666)	(7,618,666)
Amortization	(127,106)		(360,032)
Effects of foreign exchange	39,945		179,555
Balance at the end of the period	(7,886,304)		(7,799,143)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	3,643,383
Balance at the end of the period	$ 3,801,546		$ 3,643,383
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1 year		1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years		3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 10,668,184	7,183,553	$ 7,183,553
Additions	410,555		3,559,658
Effects of foreign exchange	(160,989)		(75,027)
Balance at the end of the period	10,917,750		10,668,184
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(7,024,801)	(6,779,294)	(6,779,294)
Amortization	(109,587)		(331,402)
Effects of foreign exchange	18,184		85,895
Balance at the end of the period	(7,116,204)		(7,024,801)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,054,479
Balance at the end of the period	$ 1,112,259		$ 1,054,479
Useful lives	36 years		36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 1,828,821	1,949,820	$ 1,949,820
Additions	106,302		101,626
Effects of foreign exchange	(52,764)		(222,625)
Balance at the end of the period	1,882,359		1,828,821
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(774,342)	$ (839,372)	(839,372)
Amortization	(17,519)		(28,630)
Effects of foreign exchange	21,761		93,660
Balance at the end of the period	$ (770,100)		$ (774,342)